Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Income Statement [Abstract]
Net sales	[1]	$ 6,534
Cost of goods sold		5,008
Gross profit		1,526
Operating expenses:
Selling, general and administrative		12,932
Total operating expenses		12,932
Loss from continuing operations		(11,406)
Other income (expense):
Interest expense		(628)
Loss on extinguishment of debt		(716)
Bargain purchase gain		4,111
Total other income		2,767
Net loss before income taxes		(8,639)
Income tax expense
Net loss from continuing operations		(8,639)
Loss from discontinued operations		(36,367)	(43,054)
Total loss		(45,006)	(43,054)
Reclassification of AOCI related to discontinued operations		(2,399)
Foreign currency translation related to discontinued operations			13,639
Total comprehensive loss		$ (47,405)	$ (29,415)
Weighted average number of shares outstanding, basic		21,107,043	22,078,855
Weighted average number of shares outstanding, diluted		21,107,043	22,078,855
Loss per share, basic		$ (2.13)	$ (1.95)
Loss per share, diluted		$ (2.13)	$ (1.95)

[1]	Prior period amounts have not been presented, as the Company’s prior year operations primarily related to SRX Canada, which has since been deconsolidated and is presented as discontinued operations. Accordingly, the results for the year ended September 30, 2025, reflect only the continuing operations of BTTR and Halo and are not comparable to prior periods.